Earnings Per Common Share (Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share									1,100,500,000.0	1,117,800,000.0	1,128,700,000.0
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units									0	0	2,900,000.0
Exercise or issuance of stock-based awards	9,200,000.0								8,000,000	10,500,000.0	10,900,000.0
Weighted average common stock outstanding for diluted earnings per common share									1,108,500,000.0	1,128,300,000.0	1,142,500,000.0
Income (Loss) from Continuing Operations:
Income (loss) from continuing operations, net of income tax	$ (795)	$ 1,024	$ 1,475	$ 1,770	$ 625	$ 897	$ 801	$ 1,685	$ 3,474	$ 4,008	$ 4,947
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests									4	12	27
Less: Preferred stock dividends	45	6	46	6	49	6	31	30	103	116	122
Preferred stock repurchase premium	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 42	$ 0	0	42	0
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders									$ 3,367	$ 3,838	$ 4,798
Basic	$ (0.77)	$ 0.93	$ 1.30	$ 1.60	$ 0.51	$ 0.80	$ 0.65	$ 1.47	$ 3.06	$ 3.43	$ 4.25
Diluted	$ (0.77)	$ 0.92	$ 1.29	$ 1.59	$ 0.51	$ 0.79	$ 0.64	$ 1.45	$ 3.04	$ 3.40	$ 4.20
Income (Loss) from Discontinued Operations:
Income (loss) from discontinued operations, net of income tax	$ (1,291)	$ (451)	$ (1,361)	$ 433	$ 217	$ 301	$ 318	$ 478	$ (2,670)	$ 1,314	$ 1,389
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests									0	0	0
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders									$ (2,670)	$ 1,314	$ 1,389
Basic	$ (1.17)	$ (0.41)	$ (1.24)	$ 0.39	$ 0.20	$ 0.27	$ 0.28	$ 0.42	$ (2.43)	$ 1.18	$ 1.23
Diluted	$ (1.17)	$ (0.41)	$ (1.23)	$ 0.39	$ 0.19	$ 0.27	$ 0.28	$ 0.42	$ (2.41)	$ 1.17	$ 1.22
Net Income (Loss):
Net income (loss)	$ (2,086)	$ 573	$ 114	$ 2,203	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 804	$ 5,322	$ 6,336
Less: Net income (loss) attributable to noncontrolling interests	2	(4)	4	2	8	(5)	4	5	4	12	27
Less: Preferred stock dividends	45	6	46	6	49	6	31	30	103	116	122
Preferred stock repurchase premium	0	0	0	0	0	0	42	0	0	42	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ (2,133)	$ 571	$ 64	$ 2,195	$ 785	$ 1,197	$ 1,042	$ 2,128	$ 697	$ 5,152	$ 6,187
Basic	$ (1.94)	$ 0.52	$ 0.06	$ 1.99	$ 0.71	$ 1.07	$ 0.93	$ 1.89	$ 0.63	$ 4.61	$ 5.48
Diluted	$ (1.94)	$ 0.51	$ 0.06	$ 1.98	$ 0.70	$ 1.06	$ 0.92	$ 1.87	$ 0.63	$ 4.57	$ 5.42